Schedule 1 - Schedule of Condensed Statements of Operations (Details) - Reportable Legal Entities [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Operations [Line Items]
Equity in (loss) income of subsidiaries and VIEs	¥ 143,837	$ 20,568	¥ 60,237	¥ (184,091)
Operating costs and expenses	(22,637)	(3,237)	(33,909)	25,212
Interest income	47,001	6,721	23,656	18,689
Net (loss) income	¥ 168,201	$ 24,052	¥ 49,984	¥ (140,190)